John Hancock Funds II

Supplement dated April 29, 2019 to the current prospectus, as may be supplemented

Emerging Markets Fund (the fund)

Effective immediately, Joseph H. Chi, CFA no longer serves as a portfolio manager for the fund. Accordingly, all references to Mr. Chi are removed from the prospectus.

Jed S. Fogdall, Will Collins-Dean, CFA, Mary T. Phillips, CFA and Bhanu P. Singh will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 29, 2019 to the current prospectus (the prospectus), as may be supplemented

International Small Company Fund (the fund)

Effective immediately, Joseph H. Chi, CFA no longer serves as a portfolio manager for the fund. Accordingly, all references to Mr. Chi are removed from the prospectus.

Jed S. Fogdall, Arun Keswani, CFA, Mary T. Phillips, CFA and Bhanu P. Singh will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 29, 2019 to the current prospectus, as may be supplemented

New Opportunities Fund (the fund)

Effective immediately, Joseph H. Chi, CFA no longer serves as a portfolio manager for the fund. Accordingly, all references to Mr. Chi are removed from the prospectus.

Jed S. Fogdall and Joel Schneider will continue as portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by Dimensional Fund Advisors LP.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 29, 2019 to the current Class NAV prospectus (the prospectus), as may be supplemented

Emerging Markets Fund

International Small Company Fund

New Opportunities Fund (the funds)

Effective immediately, Joseph H. Chi, CFA no longer serves as a portfolio manager for the funds. Accordingly, all references to Mr. Chi are removed from the prospectus.

Jed S. Fogdall, Will Collins-Dean, CFA, Mary T. Phillips, CFA and Bhanu P. Singh will continue as portfolio managers of the Emerging Markets Fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Jed S. Fogdall, Arun Keswani, CFA, Mary T. Phillips, CFA and Bhanu P. Singh will continue as portfolio managers of the International Small Company Fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Jed S. Fogdall and Joel Schneider will continue as portfolio managers of the New Opportunities Fund and will be jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by Dimensional Fund Advisors LP.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 29, 2019 to the current prospectus, as may be supplemented

Capital Appreciation Fund (the fund)

Effective May 1, 2019, Blair A. Boyer, Rebecca Irwin, and Natasha Kuhlkin, CFA are added as portfolio managers of the fund. Michael A. Del Balso, Kathleen A. McCarragher, and Spiros “Sig” Segalas will continue to be portfolio managers of the fund. Mses. Irwin, Kuhlkin, and McCarragher and Messrs. Boyer, Del Balso, and Segalas will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Blair A. Boyer	Michael A. Del Balso	Rebecca Irwin
Managing Director	Managing Director	Managing Director
Managed the fund since 2019	Managed the fund since 2005	Managed the fund since 2019

Natasha Kuhlkin, CFA	Kathleen A. McCarragher	Spiros “Sig” Segalas
Managing Director	Managing Director	President and Chief Investment Officer
Managed the fund since 2019	Managed the fund since 2005	Managed the fund since 2005

The following information modifies and supplements the portfolio manager information for the fund in the section entitled “Subadvisory Arrangements and Management Biographies,” under the section titled “Jennison Associates LLC (“Jennison”).”

Fund	Portfolio Managers
Capital Appreciation Fund	Blair A. Boyer
Michael A. Del Balso
Rebecca Irwin
Natasha Kuhlkin, CFA Kathleen A. McCarragher Spiros “Sig” Segalas

•	Blair A. Boyer. Joined Jennison in 1993 and is a Managing Director of Jennison. He is also Jennison’s Co-Head of Large Cap Growth Equity.

•	Michael A. Del Balso. Joined Jennison in 1972 and is a Managing Director of Jennison.

•	Rebecca Irwin. Joined Jennison in 2006 and is a Managing Director of Jennison.

•	Natasha Kuhlkin, CFA. Joined Jennison in 2004 and is a Managing Director of Jennison.

•	Kathleen A. McCarragher. Joined Jennison in 1998 and is a Managing Director of Jennison. She is also Jennison’s Head of Growth Equity.

•	Spiros “Sig” Segalas. Mr. Segalas was a founding member of Jennison in 1969 and is currently President and Chief Investment Officer of Jennison.

International Value Fund (the fund)

Effective immediately, Tucker Scott, CFA will no longer serve as a portfolio manager of the fund. Accordingly, all references to Mr. Scott as a portfolio manager of the fund will be removed from the prospectus. Peter A. Nori, CFA and Christopher Peel, CFA will continue to be portfolio managers of the fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Peter Nori, CFA	Christopher Peel, CFA
Executive Vice President, Portfolio	Senior Vice President, Lead Portfolio Manager
Manager and Research Analyst	and Research Analyst for the Templeton Global Equity
Managed the fund since 2006	Group (TGEG)
Managed the fund since 2018

The following information modifies and supplements the portfolio manager information for the fund in the section entitled “Subadvisory Arrangements and Management Biographies,” under the section titled “Templeton Investment Counsel, LLC (“Templeton”).”

Fund	Portfolio Managers
International Value Fund	Peter A. Nori, CFA
Christopher Peel, CFA

•	Peter A. Nori, CFA. Executive Vice President, Portfolio Manager and Research Analyst; joined the Templeton organization in 1987 and Templeton’s global equity research team in 1994.

•	Christopher Peel, CFA. Senior Vice President, Lead Portfolio Manager and Research Analyst for the Templeton Global Equity Group (TGEG); joined Franklin in 2007.

Science & Technology Fund (the fund)

The following information supplements the portfolio manager information for the subadvisor, Allianz Global Investors U.S. LLC, in the fund summary for the fund under the heading “Portfolio management”:

Effective immediately, Michael A. Seidenberg is added as a portfolio manager of the fund. Huachen Chen and Walter C. Price will continue to be portfolio managers of the fund. Messrs. Chen, Price and Seidenberg are jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Accordingly, the following replaces in its entirety the portfolio manager information in the “Fund summary” section of the prospectus under the heading “Portfolio management”:

Huachen Chen	Walter C. Price	Michael A. Seidenberg
Managing Director and Senior	Managing Director and Senior	Director, Portfolio Manager/Analyst
Portfolio Manager	Portfolio Manager	Managed the fund since 2019
Managed the fund since 2013	Managed the fund since 2013

The following information modifies and supplements the portfolio manager information for the fund in the section entitled “Subadvisory Arrangements and Management Biographies,” under the section titled “Allianz Global Investors U.S. LLC (“AllianzGI US”) .”

Fund	Portfolio Managers
Science & Technology Fund	Huachen Chen
Walter C. Price
Michael A. Seidenberg

▪	Huachen Chen. Managing Director and Senior Portfolio Manager. Mr. Chen joined AllianzGI US in 1984 as an analyst and became a principal in 1994.

▪	Walter C. Price. Managing Director and Senior Portfolio Manager. Mr. Price joined AllianzGI US in 1974 as a senior securities analyst in technology and became a principal in 1978.

▪	Michael A. Seidenberg. Director, Portfolio Manager/Analyst. Mr. Seidenberg joined AllianzGI US in 2009. He has 16 years of investment-industry experience and is a portfolio manager for the Global Technology strategy.

You should read this Supplement in conjunction with the prospectus and retain it for future reference.

John Hancock Funds II

Supplement dated April 29, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

Emerging Markets Fund

International Small Company Fund

New Opportunities Fund (the funds)

Effective immediately, Joseph Chi no longer serves as a portfolio manager for the funds. Accordingly, all references to Mr. Chi are removed from the SAI.

Jed S. Fogdall, Will Collins-Dean, CFA, Mary T. Phillips, CFA and Bhanu P. Singh will continue as portfolio managers of the Emerging Markets Fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Jed S. Fogdall, Arun Keswani, CFA, Mary T. Phillips, CFA and Bhanu P. Singh will continue as portfolio managers of the International Small Company Fund and will be jointly and primarily responsible for the day-to-day management of the fund’s portfolio.

Jed S. Fogdall and Joel Schneider will continue as portfolio managers of the New Opportunities Fund and will be jointly and primarily responsible for the day-to-day management of the portion of the fund’s portfolio managed by Dimensional Fund Advisors LP.

You should read this Supplement in conjunction with the SAI and retain it for future reference.

John Hancock Funds II

Supplement dated April 29, 2019 to the current Statement of Additional Information (the SAI), as may be supplemented

Capital Appreciation Fund (the “Fund”)

Effective May 1, 2019, Blair A. Boyer, Rebecca Irwin, and Natasha Kuhlkin, CFA are added as portfolio managers of the fund. Michael A. Del Balso, Kathleen A. McCarragher, and Spiros “Sig” Segalas will continue to be portfolio managers of the Fund.

Accordingly, the following information modifies and supplements the information presented in Appendix B of the SAI relating to Jennison Associates LLC (“Jennison”) regarding the portfolio managers of the Fund.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

Blair A. Boyer, Michael A. Del Balso, Rebecca Irwin, Natasha Kuhlkin, CFA, Kathleen A. McCarragher, and Spiros “Sig” Segalas are jointly and primarily responsible for the day-to-day management of the Fund.

The following table reflects information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the Fund and similarly managed accounts.

The following tables reflect information as of March 31, 2019:

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in thousands)	Number of Accounts	Assets (in thousands)	Number of Accounts	Assets (in thousands)
Blair A. Boyer	11	$43,248,716	2	$1,836,517	34	$7,703,776
Michael A. Del Balso	9	$14,016,139	5	$912,210	2	$127,259*
Rebecca Irwin	2	$1,775,037	1	$1,761,930	10	$1,312,235
Natasha Kuhlkin, CFA	3	$32,327,917	5	$2,712,005	16	$1,364,889*
Kathleen A. McCarragher	15	$53,224,025	3	$2,553,582	9	$1,211,869*
Spiros “Sig” Segalas	15	$47,084,068	4	$957,895	2	$612,384*

*Other Accounts excludes the assets and number of accounts in wrap fee programs that are managed using model portfolios.

Other Accounts Managed — Of total listed above, those for which advisory fee is based on performance

	Other Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Assets (in thousands)	Number of Accounts	Assets (in thousands)	Number of Accounts	Assets (in thousands)
Blair A. Boyer	2	$6,648,318	0	$0	0	$0
Michael A. Del Balso	0	$0	0	$0	0	$0
Rebecca Irwin	0	$0	0	$0	0	$0
Natasha Kuhlkin, CFA	0	$0	0	$0	0	$0
Kathleen A. McCarragher	2	$6,648,318	0	$0	0	$0
Spiros “Sig” Segalas	0	$0	0	$0	0	$0

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of Fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of March 31, 2019. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the Fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the Fund.

Capital Appreciation Fund

Name	Dollar Range of Shares Owned [1]
Blair A. Boyer	Over $1,000,000
Michael A. Del Balso	Over $1,000,000
Rebecca Irwin	$100,001 - $500,000
Natasha Kuhlkin, CFA	$100,001 - $500,000
Kathleen A. McCarragher	Over $1,000,000
Spiros “Sig” Segalas	Over $1,000,000

1 As of March 31, 2019, none of the portfolio managers listed in the above tables beneficially owned any shares of the fund that he or she managed.

International Value Fund (the “Fund”)

Effective immediately, Tucker Scott, CFA no longer serves as a portfolio manager of the Fund. Accordingly, all references to Mr. Scott as a portfolio manager of the Fund are removed from the SAI. Peter A. Nori, CFA and Christopher Peel, CFA will continue to be portfolio managers of the Fund and will be jointly and primarily responsible for the day-to-day management of the Fund’s portfolio.

Science & Technology Fund (the “Fund”)

Effective immediately, Michael A. Seidenberg is added as a portfolio manager of the Fund. Huachen Chen and Walter C. Price will continue to be portfolio managers of the Fund.

Accordingly, the following information modifies and supplements the information presented in Appendix B of the SAI relating to Allianz Global Investors U.S. LLC (“AllianzGI U.S.”) regarding the portfolio managers of the Fund.

PORTFOLIO MANAGERS AND OTHER ACCOUNTS MANAGED

Huachen Chen, Walter C. Price and Michael A. Seidenberg are jointly and primarily responsible for the day-to-day management of the portion of the Fund’s portfolio subadvised by AllianzGI U.S. T. Rowe Price Associates, Inc. also subadvises the Fund.

The following table reflects information regarding other accounts for which each portfolio manager listed above has day-to-day management responsibilities. Accounts are grouped into three categories: (i) other investment companies (and series thereof); (ii) other pooled investment vehicles; and (iii) other accounts. To the extent that any of these accounts pays advisory fees that are based on account performance (“performance-based fees”), information on those accounts is specifically broken out. In addition, any assets denominated in foreign currencies have been converted into U.S. dollars using the exchange rates as of the applicable date. Also shown below the table is each portfolio manager’s investment in the Fund and similarly managed accounts.

The following table reflects information as of March 31, 2019:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number	Assets	Number	Assets	Number	Assets
Portfolio Manager	of Accounts	(in millions)	of Accounts	(in millions)	of Accounts	(in millions)
Huachen Chen	5	$3,228.5	3	$1,613.5	0	$0
Walter C. Price	5	$3,228.5	3	$1,613.5	0	$0
Michael A. Seidenberg	5	$3,228.5	3	$1,613.5	0	$0

The following accounts pay fees based upon performance:

	Other Registered		Other Pooled
	Investment Companies		Investment Vehicles		Other Accounts
	Number	Assets	Number	Assets	Number	Assets
Portfolio Manager	of Accounts	(in millions)	of Accounts	(in millions)	of Accounts	(in millions)
Huachen Chen	0	$0	1	$676.0	0	$0
Walter C. Price	0	$0	1	$676.0	0	$0
Michael A. Seidenberg	0	$0	1	$676.0	0	$0

Ownership of the Fund and Similarly Managed Accounts

The following table shows the dollar range of Fund shares and shares of similarly managed accounts beneficially owned by the portfolio managers listed above as of March 31, 2019. For purposes of this table, “similarly managed accounts” include all accounts that are managed (i) by the same portfolio managers that are jointly and primarily responsible for the day-to-day management of the Fund; and (ii) with an investment style, objective, policies and strategies substantially similar to those that are used to manage the Fund.

Name	Dollar Range of Shares Owned[1]
Huachen Chen	Over $1,000,000
Walter C. Price	Over $1,000,000
Michael A. Seidenberg	$100,001 - $500,000

1 As of March 31, 2019, none of the portfolio managers beneficially owned shares of the Fund.

You should read this Supplement in conjunction with the SAI and retain it for future reference.